ACQUISITIONS (Details) - CAD ($)	1 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended
	Dec. 31, 2017	Aug. 14, 2018	May 15, 2018	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Non-controlling interest			$ 1,956,834
Non-controlling interest	$ 1,956,834
Avalite Sciences Inc. ("Avalite")
Disclosure of detailed information about business combination [line items]
Non-controlling interest	2,066,826	$ 2,246,696	1,956,834	$ 2,072,521
Loss attributed	(109,992)	(174,175)	(232,342)
Increase due to issuance of shares from treasury for cash consideration			1,292,500
Reduction of non-controlling interest			(770,296)	(2,072,521)
Non-controlling interest	$ 1,956,834	$ 2,072,521	$ 2,246,696	$ 0